Other Operating Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Other Operating Income and Expenses [Abstract]
Schedule of Bank and its Subsidiaries Present Other Operating Income	During the year 2023, 2022 and 2021, the Bank and its subsidiaries present other operating income, according to the following:
	2023	2022	2021
	MCh$	MCh$	MCh$

Expense recovery	25,938	1,938	1,393
Release of provisions not related to credit risk	23,355	—	—
Revaluation of prepaid monthly payments	9,144	17,044	5,183
Revaluation of tax refunds from previous years	6,905	204	3,117
Income from investment properties	6,793	6,765	6,069
Income from correspondent banks	2,923	3,116	2,800
Fiduciary and trustee commissions	132	135	261
Foreign trade income	98	75	55
Expense recovery income	65	48	39
Others income	642	334	2,146
Total	75,995	29,659	21,063

Schedule of Bank and its Subsidiaries Present Other Operating Expenses	During the year 2023, 2022 and 2021, the Bank and its subsidiaries present other operating expenses, according to the following:
	2023	2022	2021
	MCh$	MCh$	MCh$
Write-offs for operating risks	30,763	18,391	13,898
Expenses for credit operations of financial leasing	4,071	4,786	242
Legal expenses	2,918	1,917	357
Correspondent banks	2,594	3,321	2,614
Card administration	606	2,086	2,099
Expenses for charge-off leased assets recoveries	493	130	583
Renegotiated loan insurance premium	290	351	416
Life ensurance	275	258	233
Valuation expense	250	226	249
Provisions for trials and litigation	145	56	2
(Release) expense of provisions for operational risk	(1,324)	1,523	765
Expense recovery from operational risk events	(9,217)	(6,050)	(4,010)
Others expenses	1,041	706	1,900
Total	32,905	27,701	19,348